Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests				Controlling Interest		Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Earnings (Loss)	Total Non-Controlling Interest	Earnings (Loss)	Total Controlling Interest (Teekay)
Teekay Tankers	—	—	366,909	366,909	146,762	146,762	513,671
Other entities and eliminations	—	—	(127)	(127)
For the Year End December 31, 2023	—	—	366,782	366,782
Seapeak (2)	872	928	(63,728)	(61,928)	100,364	100,364	38,436
Teekay Tankers	—	—	172,857	172,857	56,229	56,229	229,086
Other entities and eliminations	—	—	24	24
For the Year End December 31, 2022	872	928	109,153	110,953
Seapeak (2)	12,900	25,702	125,016	163,618	91,930	91,930	255,548
Teekay Tankers	—	—	(174,787)	(174,787)	(67,585)	(67,585)	(242,372)
Other entities and eliminations	—	—	(5)	(5)
For the Year Ended December 31, 2021	12,900	25,702	(49,776)	(11,174)
(1)Includes earnings attributable to common and preferred shares.
(2)Seapeak forms part of discontinued operations during 2022 and 2021.
Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2021 to December 31, 2023:

	Year Ended December 31,
	2023 $	2022 $	2021 $
Balance at the beginning of the year	51,474	62,914	67,527
Costs incurred for dry dockings	15,483	15,792	23,042
Dry-dock amortization	(25,245)	(26,666)	(27,123)
Write-down / sales of vessels	(1,139)	(566)	(532)
Balance at the end of the year	40,573	51,474	62,914

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive loss attributable to shareholders of Teekay for the periods presented.

	Pension Adjustments Relating to Continuing Operations $	Qualifying Cash Flow Hedging Instruments Related to Discontinued Operations $	Total $
Balance as of December 31, 2020	(4,877)	(44,006)	(48,883)
Other comprehensive loss and other	1,881	21,474	23,355
Changes to non-controlling interest in AOCI from equity contributions	—	18	18
Balance as of December 31, 2021	(2,996)	(22,514)	(25,510)
Other comprehensive income and other	1,024	682	1,706
Impact of deconsolidation of Teekay Gas Business	—	21,832	21,832
Balance as of December 31, 2022	(1,972)	—	(1,972)
Other comprehensive income and other	1,972	—	1,972
Balance as of December 31, 2023	—	—	—